SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Schedule of expected useful lives of property and equipment
Buildings	20 years
Leasehold improvements	Over the shorter of the lease term or their estimated useful lives
Machinery	5-10 years
Furniture, fixtures and equipment	5 years
Motor vehicles	5 years

Schedule of useful life intangible assets
Power purchase agreement ("PPA")	Over the estimated useful lives
Technical know-how	10 years
Computer software	1-10 years

Schedule of gross prepayments made to individual suppliers in excess of 10% of total advances to suppliers
	At December 31, 2014	At December 31, 2015
	$	$
Supplier A	16,268	18,260
Supplier B	10,459	9,086